Financing Receivables - Past Due (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Past Due Financing Receivable
Amortized cost	$ 16,324	$ 12,639
Client Financing Receivables
Past Due Financing Receivable
Amortized cost	13,328	10,418
Amortized Cost Not Accruing	85	97
Impaired financing receivables, related allowance	83	94
Client Financing Receivables | Financial Asset, Equal to or Greater than 90 Days Past Due
Past Due Financing Receivable
Amortized cost	108	103
Amortized Cost > 90 Days and Accruing	24	8
Billed Invoices > 90 Days and Accruing	1	1
Client Financing Receivables | Americas
Past Due Financing Receivable
Amortized cost	7,278	5,861
Amortized Cost Not Accruing	50	62
Client Financing Receivables | Americas | Financial Asset, Equal to or Greater than 90 Days Past Due
Past Due Financing Receivable
Amortized cost	70	66
Amortized Cost > 90 Days and Accruing	20	7
Billed Invoices > 90 Days and Accruing	1	1
Client Financing Receivables | EMEA
Past Due Financing Receivable
Amortized cost	4,440	3,128
Amortized Cost Not Accruing	33	28
Client Financing Receivables | EMEA | Financial Asset, Equal to or Greater than 90 Days Past Due
Past Due Financing Receivable
Amortized cost	33	29
Amortized Cost > 90 Days and Accruing	0	1
Billed Invoices > 90 Days and Accruing	0	0
Client Financing Receivables | Asia Pacific
Past Due Financing Receivable
Amortized cost	1,610	1,429
Amortized Cost Not Accruing	3	7
Client Financing Receivables | Asia Pacific | Financial Asset, Equal to or Greater than 90 Days Past Due
Past Due Financing Receivable
Amortized cost	6	8
Amortized Cost > 90 Days and Accruing	3	0
Billed Invoices > 90 Days and Accruing	$ 0	$ 0